Business Combinations (Details) - Frame Pharmaceuticals B.v.Amsterdam Netherlands		12 Months Ended
	Jun. 08, 2022 EUR (€) € / shares	Dec. 31, 2022 EUR (€) shares Option Milestone item € / shares	Jul. 01, 2022 EUR (€) shares
Business Combinations
Revenues contributed to the consolidated result		€ 0
Net loss contributed to the consolidated result		1,300,000
Revenue of combined entity as if combination occurred at beginning of period		0
Loss of combined entity as if combination occurred at beginning of period		3,900,000
Amount of fair value	€ 32,000,000.0
Net amount of discharging contractual obligations	€ 1,560,000	€ 1,560,000
Signing Share Price | € / shares	€ 16.44
Signing Share Price, Number of trading days considered	60 days
Number of payments in which the total consideration is to be paid | item		3
Contingent consideration, Number of payments considered | item		2
First portion of total consideration transferred, percentage		50.00%
First portion of total consideration transferred, amount		€ 16,000,000.0
Issuance and transfer of shares to former Frame shareholders | shares		810,242
Value of shares issued to former Frame shareholders		€ 11,040,000
Closing Share Price | € / shares		€ 13.63
Issuance and transfer of shares as consideration for discharging the contractual obligations for the outstanding advisory agreements | shares		48,254
Value of shares issued as consideration for discharging the contractual obligations for the outstanding advisory agreements		€ 658,000
Cash payments		585,000
Consideration paid in cash for the settlement of the vested employee options		335,000
Additional cash consideration		€ 250,000
Contingent consideration, Percentage of total consideration		50.00%
Contingent consideration, Number of milestones | Milestone		2
Number of shares issued upon the achievement of the successful investigational new drug application filing | shares		194,644
Percentage of consideration transferred upon the achievement of the successful investigational new drug application filing		10.00%
Value of shares issued upon the achievement of the successful investigational new drug application filing		€ 1,831,000
Number of shares issued upon successful proof of mechanism in humans | shares		778,575
Percentage of consideration transferred upon successful proof of mechanism in humans		40.00%
Value of shares issued upon successful proof of mechanism in humans		€ 5,367,000
Contingent consideration, fair value		7,198,000
Total purchase price	€ 34,000,000	€ 19,481,000
Aggregate consideration in shares | shares		858,496	858,496
Value of aggregate consideration in shares		€ 11,697,000
Value of shares issued to former Frame shareholders		€ 11,697,000
Contingent Consideration, Maximum shares issuable | shares		973,236
RSUs issued to certain former employees | Option		89,655
Total fair value of the RSU grant		€ 1,218,000
Number of tranches for vesting of RSUs granted | item		3
Transactions costs		€ 500,000
Provisional fair value		6,216,000
Signing share price representing 10%		32,000,000.0
Signing share price representing 40%		32,000,000.0
Rental deposits		24,000
net deferred tax liability		€ 20,000	€ 20,000
Deferred tax liabilities			1,550,000
Deferred tax assets			1,530,000
Tax loss carry forwards			€ 5,800,000